Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table shows the past five fiscal years’ Summary Compensation Table (“SCT”) pay, Compensation Actually Paid (“CAP”), our cumulative TSR, the cumulative TSR of our peer group over the same period, our net income, and our Adjusted Operating Earnings. As the table below demonstrates, there is a direct relationship between our financial outcomes and CAP to our Principal Executive Officer (“PEO”) and the average of CAP to the remaining NEOs. The Compensation and Human Resources Committee believes that the Company’s pay-for-performance approach is working as designed.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)(6)(7)	Adjusted EBITDA ($)(6)(8)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2025	10,410,935	10,983,095	3,031,781	3,191,275	116.32	138.87	541	$2,345
2024	9,880,653	6,249,396	3,473,929	1,573,467	115.10	125.63	175	$2,202
2023	11,881,204	34,083,294	3,562,339	8,391,110	162.38	125.68	1,165	$2,761
2022	12,063,106	37,592,472	3,517,094	8,554,327	194.22	111.67	3,583	$6,200
2021	12,297,011	41,855,959	3,629,671	10,030,746	172.15	127.28	1,631	$3,600

Named Executive Officers, Footnote	The 2024 and 2025 dollar amounts represent the total compensation reported for Mr. Bruce M. Bodine, while the dollars amount reported from 2021 to 2023 correspond to the total compensation for the former CEO, Mr. James (“Joc”) C. O’Rourke, as reported in the “Total” column of the SCT for each respective year.
(2)The dollar amounts reported represent the amount of CAP to Mr. Bodine (fiscal year 2024 and 2025) and for Mr. O’Rourke (fiscal years 2021 - 2023), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bodine and Mr. O’Rourke during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “PEO SCT Total to CAP Reconciliation” table displays the adjustments made to Mr. Bodine’s total compensation (for fiscal year 2024 and 2025) and Mr. O’Rourke’s total compensation (for fiscal year 2021-2023) to determine the CAP.
(3)The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Luciano Siani Pires, Karen A. Swager, Jenny Wang, and Walter F. Precourt III (ii) for 2024, Clint C. Freeland, Karen A. Swager, Jenny Wang, Walter F. Precourt III and Corrine D. Ricard (iii) for 2023, Clint C. Freeland, Bruce M. Bodine, Karen A. Swager, and Corrine D. Ricard, (iv) for 2022 and 2021, Messrs. Freeland, Bodine, and Walter F. Precourt III and Ms. Ricard.
(4)The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Non-PEO SCT Total to CAP Reconciliation” table displays the adjustments made to the average of the NEOs’ (excluding the PEO) total compensation for each year to determine the CAP.

Peer Group Issuers, Footnote	.
PEO Total Compensation Amount	$ 10,410,935	$ 9,880,653	$ 11,881,204	$ 12,063,106	$ 12,297,011
PEO Actually Paid Compensation Amount	$ 10,983,095	6,249,396	34,083,294	37,592,472	41,855,959
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation:

Year	Summary Compensation Table Total ($)	Less: Reported Fair Value of Equity Awards ($)	Plus: Year-End Fair Value of Equity Awards Granted in the Year ($)	Plus: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	Plus: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	CAP ($)
2025	10,410,935	(8,000,000)	8,882,049	(454,449)	144,550	10,983,095
2024	9,880,653	(7,499,979)	5,603,269	(1,202,576)	(531,971)	6,249,396
2023	11,881,204	(8,726,167)	5,305,507	(4,198,304)	29,821,054	34,083,294
2022	12,063,106	(8,311,276)	6,423,586	11,881,021	15,536,035	37,592,472
2021	12,297,011	(7,919,369)	12,030,989	23,482,220	1,965,108	41,855,959

Non-PEO NEO Average Total Compensation Amount	$ 3,031,781	3,473,929	3,562,339	3,517,094	3,629,671
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,191,275	1,573,467	8,391,110	8,554,327	10,030,746
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO Average SCT Total to Average CAP Reconciliation:

Year	Summary Compensation Table Total ($)	Less: Reported Fair Value of Equity Awards ($)	Plus: Year-End Fair Value of Equity Awards Granted in the Year ($)	Plus: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	Plus: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Reported Change in the Actuarial Present Value of Pension Benefits ($)[1]	CAP ($)
2025	3,031,781	(1,875,000)	2,081,736	(126,909)	81,842	(2,175)	3,191,275
2024	3,473,929	(1,820,012)	1,456,084	(1,093,664)	(446,971)	4,100	1,573,467
2023	3,562,339	(2,093,931)	1,399,295	(909,704)	6,417,162	15,950	8,391,110
2022	3,517,094	(1,827,948)	1,412,777	2,567,929	2,853,550	30,925	8,554,327
2021	3,629,671	(1,685,544)	2,560,654	4,948,624	581,791	(4,450)	10,030,746

Tabular List, Table
Company Selected Financial Performance Metrics
The following are the financial performance metrics deemed most important by the Compensation and Human Resources Committee to link CAP to Mosaic NEO to the Company’s performance for 2025:

Total Shareholder Return
Adjusted EBITDA
Free Cash Flow
SG&A

Total Shareholder Return Amount	$ 116.32	115.10	162.38	194.22	172.15
Peer Group Total Shareholder Return Amount	138.87	125.63	125.68	111.67	127.28
Net Income (Loss)	$ 541,000,000	$ 175,000,000	$ 1,165,000,000	$ 3,583,000,000	$ 1,631,000,000
Company Selected Measure Amount	2,345,000,000	2,202	2,761	6,200	3,600
PEO Name	Bruce M. Bodine	James (“Joc”) C. O’Rourke,
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 81,842	$ (446,971)	$ 6,417,162	$ 2,853,550	$ 581,791
PEO | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,000,000)	(7,499,979)	(8,726,167)	(8,311,276)	(7,919,369)
PEO | Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,882,049	5,603,269	5,305,507	6,423,586	12,030,989
PEO | Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(454,449)	(1,202,576)	(4,198,304)	11,881,021	23,482,220
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,550	(531,971)	29,821,054	15,536,035	1,965,108
Non-PEO NEO | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,875,000)	(1,820,012)	(2,093,931)	(1,827,948)	(1,685,544)
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,081,736	1,456,084	1,399,295	1,412,777	2,560,654
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(126,909)	(1,093,664)	(909,704)	2,567,929	4,948,624
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,175)	$ 4,100	$ 15,950	$ 30,925	$ (4,450)